Exhibit 99.1
Hyundai Auto Receivables Trust 2006-A
Monthly Servicing Report

Collection Period Distribution Date Transaction Month 30/360 Days Actual/360 Days	November 2006 12/15/06 9 30 31
I. ORIGINAL DEAL PARAMETERS

Cut off Date:	February 4, 2006
Closing Date:	March 15, 2006

	Dollars	Units	WAC	WAM
Original Pool Balance:	$1,000,893,219.27	61,913	7.730%	59.94

	Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	$200,000,000.00	19.982%	4.83800%	March 15, 2007
Class A-2 Notes	$258,000,000.00	25.777%	5.13000%	February 16, 2009
Class A-3 Notes	$208,000,000.00	20.781%	5.13000%	June 15, 2010
Class A-4 Notes	$156,700,000.00	15.656%	5.26000%	November 15, 2012
Class B Notes	$28,200,000.00	2.817%	5.29000%	November 15, 2012
Class C Notes	$37,600,000.00	3.757%	5.34000%	November 15, 2012
Class D Notes	$32,900,000.00	3.287%	5.52000%	November 15, 2012

Total Securities	$921,400,000.00	92.058%

Overcollateralization	$18,893,614.04	1.888%
YSOA	$60,599,605.23	6.055%

Total Original Pool Balance	$1,000,893,219.27	100.00%
II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$—	—	$—	—	$—
Class A-2 Notes	$161,611,927.31	0.6264028	$142,008,299.31	0.5504198	$19,603,628.00
Class A-3 Notes	$208,000,000.00	1.0000000	$208,000,000.00	1.0000000	$—
Class A-4 Notes	$156,700,000.00	1.0000000	$156,700,000.00	1.0000000	$—
Class B Notes	$28,200,000.00	1.0000000	$28,200,000.00	1.0000000	$—
Class C Notes	$37,600,000.00	1.0000000	$37,600,000.00	1.0000000	$—
Class D Notes	$32,900,000.00	1.0000000	$32,900,000.00	1.0000000	$—

Total Securities	$625,011,927.31	0.6783286	$605,408,299.31	0.6570526	$19,603,628.00

Weighted Avg. Coupon (WAC)	7.60%		7.59%
Weighted Avg. Remaining Maturity (WARM)	51.61		50.68
Pool Receivables Balance	$697,722,583.61		$675,450,724.53
Remaining Number of Receivables	49,174		48,375

Adjusted Pool Balance	$652,958,378.15		$632,322,980.26
III. COLLECTIONS

Principal:
Principal Collections	$21,448,345.69
Repurchased Contract Proceeds Related to Principal	$—
Recoveries/Liquidation Proceeds	$200,080.74

Total Principal Collections	$21,648,426.43

Interest:
Interest Collections	$4,304,691.35
Late Fees & Other Charges	$64,139.79
Interest on Repurchase Principal	$—

Total Interest Collections	$4,368,831.14

Collection Account Interest	$98,732.93
Reserve Account Interest	$20,083.19
Servicer Advances	$—

Total Collections	$26,136,073.69

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Hyundai Auto Receivables Trust 2006-A
Monthly Servicing Report

Collection Period Distribution Date Transaction Month 30/360 Days Actual/360 Days	November 2006 12/15/06 9 30 31
IV. DISTRIBUTIONS

Total Collections	$26,136,073.69
Reserve Account Release	$—
Reserve Account Draw	$—

Total Available for Distribution	$26,136,073.69

	Amount Due	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	$581,435.49	$581,435.49	$581,435.49

Collection Account Interest			$98,732.93
Late Fees & Other Charges			$64,139.79

Total due to Servicer			$744,308.21

2. Class A Noteholders Interest:
Class A-1 Notes	$—	$—
Class A-2 Notes	$690,890.99	$690,890.99
Class A-3 Notes	$889,200.00	$889,200.00
Class A-4 Notes	$686,868.33	$686,868.33

Total Class A interest:	$2,266,959.32	$2,266,959.32	$2,266,959.32

3. First Priority Principal Distribution:	$—	$—	$—

4. Class B Noteholders Interest:	$124,315.00	$124,315.00	$124,315.00

5. Second Priority Principal Distribution:	$—	$—	$—

6. Class C Noteholders Interest:	$167,320.00	$167,320.00	$167,320.00

7. Third Priority Principal Distribution:	$—	$—	$—

8. Class D Noteholders Interest:	$151,340.00	$151,340.00	$151,340.00

Available Funds Remaining:			$22,681,831.16

9. Regular Principal Distribution Amount:			$19,603,628.00

	Distributable Amount	Paid Amount
Class A-1 Notes		$—
Class A-2 Notes		$19,603,628.00
Class A-3 Notes		$—
Class A-4 Notes		$—

Class A Notes Total:	$70,289,932.09	$19,603,628.00
Class B Notes Total:	$28,200,000.00	$—
Class C Notes Total:	$16,895,434.70	$—
Class D Notes Total:	$—	$—

Total Noteholders Principal		$19,603,628.00

10. Available Amounts Remaining to reserve account			3,078,203.16

11. Trustee Expenses			0.00

12. Remaining Available Collections Released to Certificateholder			3,078,203.16

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$44,764,205.46
Beginning Period Amount	$44,764,205.46
Current Period Amortization	$1,636,461.19
Ending Period Required Amount	$43,127,744.27
Ending Period Amount	$43,127,744.27
Next Distribution Date Required Amount	$41,517,121.01

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Hyundai Auto Receivables Trust 2006-A
Monthly Servicing Report

Collection Period Distribution Date Transaction Month 30/360 Days Actual/360 Days	November 2006 12/15/06 9 30 31
VI. RESERVE ACCOUNT

Beginning Period Required Amount	$4,701,468.07
Beginning Period Amount	$4,701,468.07
Current Period Release to Collection Account	$—
Current Period Deposit	$3,078,203.16
Current Period Release to Depositor	$3,078,203.16
Ending Period Required Amount (0.5% of APB of cut-off date)	$4,701,468.07
Ending Period Amount	$4,701,468.07
VII. OVERCOLLATERALIZATION

	Beginning	Ending	Target
Overcollateralization Amount	$27,946,450.84	$26,914,680.94	$26,914,680.94
Overcollateralization as a % of Original Pool (unadjusted)	2.79%	2.69%	2.69%
Overcollateralization as a % of Current Pool (unadjusted)	4.01%	3.98%	3.98%
VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.47%	47,636	98.40%	$664,637,753.99
30 - 59 Days	1.19%	574	1.25%	$8,416,291.77
60 - 89 Days	0.26%	126	0.28%	$1,865,975.59
90 + Days	0.08%	39	0.08%	$530,703.18

		48,375		$675,450,724.53
Total
Delinquent Receivables 60 + days past due	0.34%	165	0.35%	$2,396,678.77
Delinquency Ratio 60+ for 1st Preceding Collection Period	0.31%	152	0.30%	$2,114,144.18
Delinquency Ratio 60+ for 2nd Preceding Collection Period	0.40%	201	0.39%	$2,797,632.22
Three-Month Average Delinquency Ratio	0.35%		0.35%

Repossession in Current Period				N/A
Repossession Inventory				N/A

Charge-Offs
Gross Principal of Charge-Off for Current Period				$823,513.39
Recoveries				$(200,080.74)

Net Charge-offs for Current Period				$623,432.65

Beginning Pool Balance for Current Period				$697,722,583.61

Net Loss Ratio				1.07%
Net Loss Ratio for 1st Preceding Collection Period				1.29%
Net Loss Ratio for 2nd Preceding Collection Period				1.49%

Three-Month Average Net Loss Ratio for Current Period				1.28%

Cumulative Net Losses for All Periods				$5,261,334.55
Cumulative Net Losses as a % of Initial Pool Balance				0.53%

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